Basis of preparation and accounting policies - Policies - Deferred acquisition costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Jackson (US insurance operations) | Continuing and discontinued operations
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	$ 12,240	$ 11,113
Shareholder-backed | Continuing and discontinued operations
Critical accounting policies and estimates
Deferred acquisition costs for insurance contracts	$ 14,200
Shareholder-backed | Jackson (US insurance operations) | Variable annuities
Critical accounting policies and estimates
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Expected long-term level of separate account returns (as a percent)	7.40%	7.40%
Shareholder-backed | Jackson (US insurance operations) | Maximum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	15.00%
Shareholder-backed | Jackson (US insurance operations) | Minimum | Variable annuities
Critical accounting policies and estimates
Projected long-term level of returns	0.00%